Offsets	May 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Spire Inc.
Form or Filing Type	S-3
File Number	333-264799
Initial Filing Date	Feb. 07, 2024
Fee Offset Claimed	$ 18,245.4
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Securities Associated with Fee Offset Claimed	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 123,613,839
Termination / Withdrawal Statement	The offering that includes the Unsold Securities under the Prior Registration Statement is hereby terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Spire Inc.
Form or Filing Type	S-3
File Number	333-264799
Filing Date	Feb. 07, 2024
Fee Paid with Fee Offset Source	$ 18,245.4
Termination / Withdrawal Statement	The offering that includes the Unsold Securities under the Prior Registration Statement is hereby terminated.